Other reserves, Hedging Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other reserves [Abstract]
At beginning of the financial year	$ 39,312	$ 68,458	$ 348
Fair value gains on cash flow hedges	14,522	13,378	73,516
Reclassification to profit or loss	(33,129)	(42,524)	(5,406)
At end of the financial year	$ 20,705	$ 39,312	$ 68,458